Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000068994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	(23.10%)	(15.20%)	(13.64%)
C000068995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares
Average Annual Return, Percent	(19.89%)	(14.86%)	(13.68%)
C000068996
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000073699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	17.88%	10.20%	7.02%
C000073700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares
Average Annual Return, Percent	22.79%	10.60%	6.98%
C000096922
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000168179
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000073701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000068994
Average Annual Return [Line Items]
Average Annual Return, Percent	(18.63%)	(14.24%)	(13.15%)
Without Sales Load [Member] | C000068995
Average Annual Return [Line Items]
Average Annual Return, Percent	(19.19%)	(14.86%)	(13.68%)
Without Sales Load [Member] | C000068996
Average Annual Return [Line Items]
Average Annual Return, Percent	(18.31%)	(14.02%)	(12.95%)
Without Sales Load [Member] | C000073699
Average Annual Return [Line Items]
Average Annual Return, Percent	24.74%	11.45%	7.63%
Without Sales Load [Member] | C000073700
Average Annual Return [Line Items]
Average Annual Return, Percent	23.79%	10.60%	6.98%
Without Sales Load [Member] | C000096922
Average Annual Return [Line Items]
Average Annual Return, Percent	24.58%	11.38%	7.57%
Without Sales Load [Member] | C000168179
Average Annual Return [Line Items]
Average Annual Return, Percent	25.12%	11.81%	7.91%
Without Sales Load [Member] | C000073701
Average Annual Return [Line Items]
Average Annual Return, Percent	25.03%	11.74%	7.90%
Federated Investors Inc. Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.97%	13.38%
Federated Investors Inc. Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.97%	13.38%
Federated Investors Inc. Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.97%	13.38%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%	12.83%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%	12.83%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%	12.83%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%	12.83%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.26%	12.83%
Federated Investors Inc. Index: S&P 500 Inverse Daily Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Inverse Daily Index
Average Annual Return, Percent	(19.52%)	(13.63%)	(11.62%)
Federated Investors Inc. Index: S&P 500 Inverse Daily Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Inverse Daily Index
Average Annual Return, Percent	(19.52%)	(13.63%)	(11.62%)
Federated Investors Inc. Index: S&P 500 Inverse Daily Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Inverse Daily Index
Average Annual Return, Percent	(19.52%)	(13.63%)	(11.62%)
Federated Investors Inc. Index: Morningstar Small Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Average Annual Return, Percent	22.76%	10.88%	8.01%
Federated Investors Inc. Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	25.88%	9.29%	8.22%
Federated Investors Inc. Index: Morningstar Small Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Average Annual Return, Percent	22.76%	10.88%	8.01%
Federated Investors Inc. Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	25.88%	9.29%	8.22%
Federated Investors Inc. Index: Morningstar Small Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Average Annual Return, Percent	22.76%	10.88%	8.01%
Federated Investors Inc. Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	25.88%	9.29%	8.22%
Federated Investors Inc. Index: Morningstar Small Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Average Annual Return, Percent	22.76%	10.88%	8.01%
Federated Investors Inc. Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	25.88%	9.29%	8.22%
Federated Investors Inc. Index: Morningstar Small Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Average Annual Return, Percent	22.76%	10.88%	8.01%
Federated Investors Inc. Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	25.88%	9.29%	8.22%